Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

May 27, 2010

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:	BUFFALO FUNDS (the “Trust”)
File Nos.: 333-56018 and 811-10303

Dear Sir or Madam:

We are attaching for filing, on behalf of the Trust, Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A (“the Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 27 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 for the purpose of conforming the Trust’s Prospectus last filed in Post-Effective Amendment No. 25 to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

Pursuant to Rule 485(a)(1), the Company anticipates that this filing shall become effective July 29, 2010.  At or before the effective date, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update relevant financial information and/or file updated exhibits to the Registration Statement.

Please direct any inquiries regarding this filing to me at (414) 765-5384.  Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
for U.S. Bancorp Fund Services, LLC

Enclosures